Loss Per Share	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Loss Per Share [Line Items]
LOSS PER SHARE

NOTE 13 — LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	—	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.